Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Business Combinations [Abstract]
Schedule of Supplemental Pro Forma Information of Acquisitions

The following unaudited supplemental pro forma information presents the financial results as if the Davenport Assets had been acquired on the first day of the 2014 fiscal year. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma adjustments include a reduction of transaction costs of $6.5 million and additional depreciation, depletion, amortization and accretion of $7.5 million.

	Three months ended	Nine months ended
	September 26, 2015	September 26, 2015
Revenue	$477,706	$1,069,305
Net income	67,229	24,506

Pro Forma Financial Information (unaudited)—The following unaudited supplemental pro forma information presents the financial results as if the 2014, 2013 and 2012 acquisitions occurred on the first day of fiscal year 2013, 2012 and 2011, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisitions been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma effect on revenue in the year ended December 28, 2013 was $305.7 million and $8.6 million from 2014 and 2013 acquisitions, respectively, and was $33.7 million and ($3.4) million, respectively, on net loss. The pro forma effect on revenue in the year ended December 29, 2012 was $82.4 million and $13.8 million from 2013 and 2012 acquisitions, respectively, and was $4.7 million and ($0.5) million, respectively, on net loss.

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Revenue	$1,326,861	$1,230,491	$1,022,535
Net income (loss)	8,181	(104,705)	(46,405)

Summary of Assets Acquired and Liabilities Assumed

The following table summarizes aggregated information regarding the estimated fair values of the assets acquired and liabilities assumed in conjunction with the acquisition:

September 26, 2015
Inventories	$21,538
Property, plant and equipment	272,815
Other assets	6,537
Financial liabilities	(1,509)
Other long-term liabilities	(95)

Net assets acquired	299,286
Goodwill	150,710

Total consideration	449,996

Transfer of assets	(2,182)
Working capital true-up	896

Net cash paid for acquisitions	$448,710

The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2014, 2013 and 2012:

	Alleyton January 17, 2014	Year Ended December 27, 2014 (excluding Alleyton)	Year Ended December 28, 2013	Year Ended December 29, 2012
Financial assets	$15,489	$22,101	$8,302	$1,397
Inventories	2,548	8,249	3,954	6,988
Property, plant and equipment	47,985	74,687	40,580	21,543
Intangible assets(1)	—	3,398	7,428	3,172
Other assets	2,595	3,337	52	1,330
Financial liabilities	(10,054)	(17,610)	(6,164)	(944)
Other long-term liabilities	(990)	(11,727)	(1,050)	(364)

Net assets acquired	57,573	82,435	53,102	33,122
Goodwill	147,064	148,838	16,120	26,230

Purchase price	204,637	231,273	69,222	59,352

Acquisition related liabilities	(22,123)	(10,656)	(7,902)	(10,547)
Other	(2,087)	(3,190)	281	(48)

Net cash paid for acquisitions	$180,427	$217,427	$61,601	$48,757

(1)	Intangible assets acquired in 2013 related to aggregate reserves to which the Company has the rights of ownership, but does not own the reserves ($5.9 million) and the differential between contractual lease rates and market rates for leases of aggregate reserves and office space. The acquired intangible assets in total, the reserve rights and the lease assets have weighted-average lives of 18 years, 20 years and 11 years, respectively.